PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Additional Information (Details) ¥ in Thousands, $ in Thousands							12 Months Ended
	Aug. 12, 2019 USD ($)	Apr. 16, 2019 USD ($)	Apr. 15, 2019 USD ($)	Apr. 15, 2019 CNY (¥)	Sep. 29, 2017 USD ($)	Aug. 17, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2017 CNY (¥)	Aug. 17, 2017 USD ($)
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Proceeds from issuance of Notes, net							$ 289,018	¥ 2,012,084	¥ 1,936,154
Loss on debt extinguishment							2,714	18,895
Bonds 7% Due 2020
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Debt instrument, face amount					$ 100,000					$ 200,000
Debt instrument, stated rate					7.00%					7.00%
Debt instrument, premium price					100.04
Debt instrument, effective yield					6.98%
Proceeds from issuance of Notes, net | ¥						¥ 1,926,419
Principal amount repurchased	$ 18,000	$ 150,839
Total aggregate principal amount repurchased (as a percent)		50.28%
Outstanding principal amount	131,161
Bonds 7.875%, Due 2021
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Debt instrument, face amount			$ 300,000
Debt instrument, stated rate			7.875%
Proceeds from issuance of Notes, net			$ 283,903	¥ 1,976,474
Parent Company
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Loss on debt extinguishment							2,714	18,895
Parent Company | Bonds 7% Due 2020
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Debt instrument, face amount					$ 100,000					$ 200,000
Debt instrument, stated rate					7.00%					7.00%
Debt instrument, maturity date					Aug. 17, 2020
Debt instrument, frequency of periodic payment					Notes is payable semi-annually in arrears on August 17 and February 17 in each year
Debt instrument, date of first required payment					Feb. 17, 2018
Debt instrument, premium price					100.04
Debt instrument, effective yield					6.98%
Proceeds from issuance of Notes, net | ¥								1,926,419
Principal amount repurchased	$ 18,000	$ 150,839
Total aggregate principal amount repurchased (as a percent)		50.28%
Outstanding principal amount							131,161
Parent Company | Bonds 7.875%, Due 2021
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Debt instrument, face amount			$ 300,000
Debt instrument, stated rate			7.875%
Debt instrument, frequency of periodic payment			Notes is payable semi-annually in arrears on April 15 and October 15 in each year	Notes is payable semi-annually in arrears on April 15 and October 15 in each year
Debt instrument, date of first required payment			Oct. 15, 2019	Oct. 15, 2019
Proceeds from issuance of Notes, net							$ 283,903	¥ 1,976,474